Sector Regulation and Electricity System Operations (Detail) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($) kilovolts kW segment
Sector Regulations And Electricity System Operations [Line Items]
Fee setting process	4 years
Period of bidding processes managed by the CNE	5 years
Pay as bid, extension period	20 years
Frequency of calculation by CNE (in years)	4 years
Percentage of aggregate profitability industry range	10.00%
Review period of services associated with the calculation of AVD	4 years
Maximum amount of account receivable generated | $	$ 1,350
Number of transmission segment | segment	5
Bottom of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers	500
Connected capacity for free customers	500
Term of free customers	4 years
Annual margin range	6.00%
Differential rate allowed from the rate defined by the CNE	2.00%
Top of Range [Member]
Sector Regulations And Electricity System Operations [Line Items]
Connected capacity for regulated customers	5,000
Connected capacity for free customers	5,000
Electricity supplied to end customers, voltage | kilovolts	23
Annual margin range	8.00%
Differential rate allowed from the rate defined by the CNE	3.00%